Outstanding Loans and Leases - Credit Card and Other Consumer - Credit Quality Indicators (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 881,391,000,000	$ 928,233,000,000
Percentage outstanding, current or less than 30 days past due	93.44%	91.99%
Percentage outstanding, Equal to Greater than 90 days past due	2.24%	3.04%
Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	91,879,000,000	92,338,000,000
Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	10,465,000,000	11,541,000,000
Percentage outstanding, current or less than 30 days past due	98.00%	98.00%
Percentage outstanding, 30-89 days past due	1.00%	1.00%
Percentage outstanding, Equal to Greater than 90 days past due	1.00%	1.00%
Credit card and other consumer | Credit Card Receivable | Less than 620 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,467,000,000	4,989,000,000
Credit card and other consumer | Credit Card Receivable | Less than 620 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 620 and less than 680 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	12,177,000,000	12,753,000,000
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 620 and less than 680 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 680 and less than 740 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	34,986,000,000	35,413,000,000
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 680 and less than 740 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 740 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	40,249,000,000	39,183,000,000
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 740 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Other internal credit metrics | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Other internal credit metrics | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	10,465,000,000	11,541,000,000
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	80,381,000,000	82,192,000,000
Securities based lending overcollateralized	39,700,000,000	35,800,000,000
Loans no longer originated by corporation	632,000,000	4,100,000,000
Credit card and other consumer | Direct/Indirect Consumer | Less than 620
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,296,000,000	1,220,000,000
Credit card and other consumer | Direct/Indirect Consumer | Greater than or equal to 620 and less than 680
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,892,000,000	3,345,000,000
Credit card and other consumer | Direct/Indirect Consumer | Greater than or equal to 680 and less than 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	10,749,000,000	9,887,000,000
Credit card and other consumer | Direct/Indirect Consumer | Greater than or equal to 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	25,279,000,000	26,220,000,000
Credit card and other consumer | Direct/Indirect Consumer | Other internal credit metrics
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	41,165,000,000	41,520,000,000
Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,846,000,000	1,977,000,000
Percentage from exited businesses	37.00%	60.00%
Credit card and other consumer | Other consumer | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,000,000	5,000,000
Credit card and other consumer | Other consumer | Less than 620
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	266,000,000	539,000,000
Credit card and other consumer | Other consumer | Greater than or equal to 620 and less than 680
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	227,000,000	264,000,000
Credit card and other consumer | Other consumer | Greater than or equal to 680 and less than 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	307,000,000	199,000,000
Credit card and other consumer | Other consumer | Greater than or equal to 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	881,000,000	188,000,000
Credit card and other consumer | Other consumer | Other internal credit metrics
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 165,000,000	$ 787,000,000